Income Taxes	12 Months Ended
Mar. 02, 2013
Income Taxes
8.	INCOME TAXES

The difference between the amount of the provision for (recovery of) income taxes and the amount computed by multiplying income from continuing operations before income taxes by the statutory Canadian tax rate is reconciled as follows:

	For the year ended
	March 2, 2013	March 3, 2012	February 26, 2011

Statutory Canadian tax rate	26.6%	28.0%	30.5%

Expected provision for (recovery of) income taxes from continuing operations	$(324)	$425	$1,414

Differences in income taxes resulting from:
Investment tax credits	(127)	(138)	(138)
Canadian tax rate differences	(125)	—	—
Manufacturing and processing activities	—	(21)	(71)
Change in unrecognized income tax benefits	(116)	—	—
Non-deductible goodwill impairment	84	90	—
Foreign tax rate differences	6	12	15
Other differences	10	(21)	13

	$(592)	$347	$1,233

	For the year ended
	March 2, 2013	March 3, 2012	February 26, 2011
Income (loss) from continuing operations before income taxes:
Canadian	$(1,365)	$1,272	$4,279
Foreign	145	246	364

	$(1,220)	$1,518	$4,643

The provision for (recovery of) income taxes from continuing operations consists of the following:

	For the year ended
	March 2, 2013	March 3, 2012	February 26, 2011

Current
Canadian	$(760)	$176	$1,059
Foreign	88	181	83
Deferred
Canadian	68	34	57
Foreign	12	(44)	34

Provision for (recovery of) income taxes	$(592)	$347	$1,233

Deferred income tax assets and liabilities consist of the following temporary differences:

	As at
	March 2, 2013	March 3, 2012
Assets
Non-deductible reserves	$182	$216
Tax loss carryforwards	28	30
Unrealized losses on financial instruments	2	—
Other tax carryforwards	—	30

Deferred income tax assets	212	276

Liabilities
Property, plant and equipment	(287)	(282)
Research and development	(31)	(17)
Unrealized gains on financial instruments	—	(12)

Deferred income tax liabilities	(318)	(311)

Net deferred income tax liability	$(106)	$(35)

Deferred income tax asset - current	$139	$197
Deferred income tax liability - long-term	(245)	(232)

	$(106)	$(35)

The Company determined that it is more likely than not that it can realize its deferred income tax assets. Accordingly, no valuation allowance is required on its deferred income tax assets as at March 2, 2013 (March 3, 2012 - nil). The Company will continue to evaluate and examine the valuation allowance on a regular basis, and when required, the valuation allowance may be adjusted.

The Company has not provided for Canadian deferred income taxes or foreign withholding taxes that would apply on the distribution of the income of its non-Canadian subsidiaries, as this income is intended to be reinvested indefinitely. As at March 2, 2013, the cumulative amount of earnings upon which income taxes have not been provided is approximately $1.3 billion. The amount of unrecognized deferred tax liability related to these earnings is estimated to be approximately $60 million.

The Company’s total unrecognized income tax benefits as at March 2, 2013 and March 3, 2012 were $29 million and $146 million, respectively. The decrease in unrecognized income tax benefits primarily relates to the effective settlement of uncertain income tax positions in the third quarter of fiscal 2013 that resulted from the restructuring of the Company’s international operations. A reconciliation of the beginning and ending amount of unrecognized income tax benefits that, if recognized, would affect the Company’s effective income tax rate is as follows:

	March 2, 2013	March 3, 2012	February 26, 2011
Unrecognized income tax benefits, opening balance	$146	$164	$161
Increase for income tax positions of prior years	9	15	8
Increase for income tax positions of current year	2	—	—
Settlement of tax positions	(152)	(8)	(2)
Expiration of statute of limitations	—	(24)	—
Other	24	(1)	(3)

Unrecognized income tax benefits, ending balance	$29	$146	$164

As at March 2, 2013, all of the unrecognized income tax benefits of $29 million have been netted against current income taxes payable and other non-current income taxes payable on the Company’s consolidated balance sheet.

A summary of open tax years by major jurisdiction is presented below:

Jurisdiction
Canada(1)	Fiscal 2009 - 2013

United States(2)	Fiscal 2012 - 2013
United Kingdom	Fiscal 2010 - 2013

(1)	Includes federal as well as provincial jurisdictions.
(2)	Pertains to federal tax years. Certain state jurisdictions remain open from fiscal 2009 through fiscal 2013.

The Company is subject to ongoing examination by tax authorities in the jurisdictions in which it operates. The Company regularly assesses the status of these examinations and the potential for adverse outcomes to determine the adequacy of the provision for income taxes as well as the provisions for indirect and other taxes and related penalties and interest. The Company believes it is reasonably possible that approximately $17 million of its gross unrecognized income tax benefits will be realized in the next twelve months. The Company has other non-Canadian income tax audits pending. While the final resolution of these audits is uncertain, the Company believes the ultimate resolution of these audits will not have a material adverse effect on its consolidated financial position, liquidity or results of operations.

The Company recognizes interest and penalties related to unrecognized income tax benefits as interest expense, which is netted and reported within investment income. The amount of interest accrued as at March 2, 2013 was approximately $6 million (March 3, 2012 – approximately $6 million). The amount of penalties accrued as at March 2, 2013 was nominal (March 3, 2012 – nil).